Income Tax - Schedule of Deferred Tax (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax [Line Items]
Beginning of period
Credited/ (charged) to profit or loss
Ending of period
Leases [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period
Credited/ (charged) to profit or loss
Ending of period
Expected credit losses on debt financial assets [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period
Credited/ (charged) to profit or loss
Ending of period
Trade payables, accrual and provisions [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period
Credited/ (charged) to profit or loss
Ending of period
Fair value adjustment arising from business combinations [Member]
Schedule of Deferred Tax [Line Items]
Beginning of period
Credited/ (charged) to profit or loss
Ending of period